CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Revenues	$ 15,844	99,778	94,671	$ 60,419	380,490	339,532
Direct costs	(3,705)	(23,330)	(20,001)	(13,761)	(86,658)	(77,376)
Gross profit	12,139	76,448	74,670	46,658	293,832	262,156
Operating expenses
Research and development	(310)	(1,953)	(1,717)	(1,209)	(7,615)	(6,960)
Sales and marketing	(2,631)	(16,567)	(13,273)	(9,794)	(61,678)	(47,583)
General and administrative	(3,666)	(23,086)	(23,251)	(14,243)	(89,696)	(83,794)
Total operating expenses	(6,607)	(41,606)	(38,241)	(25,246)	(158,989)	(138,337)
Operating income	5,532	34,842	36,429	21,412	134,843	123,819
Other income, net
Interest income	542	3,411	2,694	2,133	13,432	9,065
Interest expense	(142)	(896)	(657)	(522)	(3,287)	(2,606)
Exchange (loss)/ gain	5	33	(61)	(213)	(1,343)	486
Dividend income				1,146	7,217
Others	131	823	269	117	737	1,378
Total other income, net	536	3,371	2,245	2,661	16,756	8,323
Income before income tax	6,068	38,213	38,674	24,073	151,599	132,142
Income tax expense	(1,048)	(6,597)	(10,867)	(1,530)	(9,634)	(33,929)
Net income	5,020	31,616	27,807	22,543	141,965	98,213
Income attributable to non-controlling interests	(377)	(2,377)	(1,548)	(1,586)	(9,985)	(6,510)
Net income attributable to shareholders	$ 4,643	29,239	26,259	$ 20,957	131,980	91,703
Attributable to ordinary shares
-Basic	$ 0.06	0.40	0.35	$ 0.28	1.79	1.31
-Diluted	$ 0.06	0.40	0.35	$ 0.28	1.79	1.31